UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620th Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE EQUITY INCOME PORTFOLIO

FORM N-Q

MARCH 31, 2014

CLEARBRIDGE VARIABLE EQUITY INCOME PORTFOLIO

Schedule of investments (unaudited)	March 31, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 93.0%
CONSUMER DISCRETIONARY - 7.4%
Automobiles - 1.1%
Ford Motor Co.	111,320	$1,736,592
Honda Motor Co., Ltd., ADR	72,000	2,544,480

Total Automobiles		4,281,072

Media - 4.6%
Comcast Corp., Special Class A Shares	164,760	8,033,697
Time Warner Inc.	117,000	7,643,610
Walt Disney Co.	25,140	2,012,960

Total Media		17,690,267

Multiline Retail - 0.5%
Target Corp.	32,090	1,941,766

Specialty Retail - 1.2%
Home Depot Inc.	59,860	4,736,722

TOTAL CONSUMER DISCRETIONARY		28,649,827

CONSUMER STAPLES - 9.7%
Beverages - 1.7%
Anheuser-Busch InBev NV, ADR	45,230	4,762,719
PepsiCo Inc.	22,850	1,907,975

Total Beverages		6,670,694

Food & Staples Retailing - 1.8%
Wal-Mart Stores Inc.	92,570	7,075,125

Food Products - 2.0%
Nestle SA, ADR	103,000	7,747,660

Household Products - 4.2%
Kimberly-Clark Corp.	77,850	8,582,963
Procter & Gamble Co.	92,340	7,442,604

Total Household Products		16,025,567

TOTAL CONSUMER STAPLES		37,519,046

ENERGY - 10.1%
Energy Equipment & Services - 2.5%
Schlumberger Ltd.	97,710	9,526,725

Oil, Gas & Consumable Fuels - 7.6%
Chevron Corp.	65,444	7,781,946
Exxon Mobil Corp.	117,932	11,519,598
Occidental Petroleum Corp.	29,670	2,827,254
Spectra Energy Corp.	195,420	7,218,815

Total Oil, Gas & Consumable Fuels		29,347,613

TOTAL ENERGY		38,874,338

FINANCIALS - 11.7%
Consumer Finance - 1.0%
American Express Co.	43,010	3,872,190

Diversified Financial Services - 3.1%
Berkshire Hathaway Inc., Class B Shares	94,450	11,803,417	*

Insurance - 3.2%
MetLife Inc.	111,966	5,911,805
Travelers Cos. Inc.	75,050	6,386,755

Total Insurance		12,298,560

Real Estate Investment Trusts (REITs) - 3.9%
American Tower Corp.	98,270	8,045,365
Simon Property Group Inc.	18,000	2,952,000

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE EQUITY INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	SHARES	VALUE
Real Estate Investment Trusts (REITs) - 3.9% (continued)
Weyerhaeuser Co.	143,990	$4,226,106

Total Real Estate Investment Trusts (REITs)		15,223,471

Thrifts & Mortgage Finance - 0.5%
People’s United Financial Inc.	121,660	1,809,084

TOTAL FINANCIALS		45,006,722

HEALTH CARE - 9.1%
Biotechnology - 0.6%
Amgen Inc.	18,420	2,271,923

Health Care Providers & Services - 2.3%
UnitedHealth Group Inc.	111,080	9,107,449

Pharmaceuticals - 6.2%
Bristol-Myers Squibb Co.	42,220	2,193,329
Johnson & Johnson	83,990	8,250,338
Merck & Co. Inc.	92,590	5,256,334
Pfizer Inc.	252,840	8,121,221

Total Pharmaceuticals		23,821,222

TOTAL HEALTH CARE		35,200,594

INDUSTRIALS - 15.5%
Aerospace & Defense - 2.0%
Raytheon Co.	77,140	7,620,660

Air Freight & Logistics - 1.6%
United Parcel Service Inc., Class B Shares	63,360	6,169,997

Commercial Services & Supplies - 1.7%
Waste Management Inc.	158,810	6,681,137

Industrial Conglomerates - 7.3%
3M Co.	66,850	9,068,871
General Electric Co.	365,120	9,452,957
United Technologies Corp.	82,280	9,613,595

Total Industrial Conglomerates		28,135,423

Machinery - 0.8%
Caterpillar Inc.	32,200	3,199,714

Road & Rail - 2.1%
Union Pacific Corp.	43,070	8,082,516

TOTAL INDUSTRIALS		59,889,447

INFORMATION TECHNOLOGY - 13.0%
Communications Equipment - 3.2%
Cisco Systems Inc.	149,610	3,352,760
QUALCOMM Inc.	116,510	9,187,979

Total Communications Equipment		12,540,739

Computers & Peripherals - 2.5%
Apple Inc.	13,800	7,407,012
EMC Corp.	87,150	2,388,781

Total Computers & Peripherals		9,795,793

Electronic Equipment, Instruments & Components - 1.1%
Corning Inc.	201,360	4,192,315

IT Services - 1.5%
Automatic Data Processing Inc.	74,950	5,790,637

Semiconductors & Semiconductor Equipment - 1.4%
Intel Corp.	130,400	3,365,624
Texas Instruments Inc.	41,680	1,965,212

Total Semiconductors & Semiconductor Equipment		5,330,836

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE EQUITY INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	SHARES	VALUE
Software - 3.3%
Microsoft Corp.	208,511	$8,546,866
Oracle Corp.	100,900	4,127,819

Total Software		12,674,685

TOTAL INFORMATION TECHNOLOGY		50,325,005

MATERIALS - 4.9%
Chemicals - 2.6%
E.I. du Pont de Nemours & Co.	72,000	4,831,200
PPG Industries Inc.	26,730	5,171,186

Total Chemicals		10,002,386

Metals & Mining - 1.0%
Freeport-McMoRan Copper & Gold Inc.	115,000	3,803,050

Paper & Forest Products - 1.3%
International Paper Co.	109,850	5,039,918

TOTAL MATERIALS		18,845,354

TELECOMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 3.9%
AT&T Inc.	188,730	6,618,761
Verizon Communications Inc.	175,835	8,364,471

Total Diversified Telecommunication Services		14,983,232

Wireless Telecommunication Services - 0.7%
Vodafone Group PLC, Sponsored ADR	69,780	2,568,602

TOTAL TELECOMMUNICATION SERVICES		17,551,834

UTILITIES - 7.0%
Electric Utilities - 2.6%
American Electric Power Co. Inc.	120,830	6,121,248
NextEra Energy Inc.	38,930	3,722,486

Total Electric Utilities		9,843,734

Gas Utilities - 1.1%
UGI Corp.	92,000	4,196,120

Multi-Utilities - 3.3%
CenterPoint Energy Inc.	118,280	2,802,053
National Grid PLC	433,200	5,949,645	(a)
Wisconsin Energy Corp.	88,210	4,106,176

Total Multi-Utilities		12,857,874

TOTAL UTILITIES		26,897,728

TOTAL COMMON STOCKS (Cost - $252,208,121)		358,759,895

RATE
CONVERTIBLE PREFERRED STOCKS - 0.5%
FINANCIALS - 0.5%
Insurance - 0.5%
MetLife Inc. (Cost - $1,696,033)	5.000%	64,270	1,979,516

MASTER LIMITED PARTNERSHIPS - 2.8%
Global Infrastructure - 2.8%
Brookfield Infrastructure Partners LP		167,310	6,600,379
Brookfield Renewable Energy Partners LP		101,684	2,967,278
Brookfield Renewable Energy Partners LP		37,490	1,092,459

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $8,098,422)			10,660,116

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $262,002,576)			371,399,527

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE EQUITY INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 3.7%
Repurchase Agreements - 3.7%
Interest in 1,750,000,000 joint tri-party repurchase agreement dated 3/31/14 with RBS Securities Inc.; Proceeds at maturity - $14,366,020; (Fully collateralized by various U.S. government obligations, 0.125% to 3.625% due 5/31/14 to 8/15/43; Market value - $14,653,341) (Cost - $14,366,000)	0.050%	4/1/14	$14,366,000	$14,366,000

TOTAL INVESTMENTS - 100.0% (Cost - $276,368,576#)				385,765,527
Other Assets in Excess of Liabilities - 0.0%				166,280

TOTAL NET ASSETS - 100.0%				$385,931,807

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Equity Income Portfolio (formerly Legg Mason ClearBridge Variable Equity Income Builder Portfolio ) (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Other common stocks	$331,862,167	—	—	$331,862,167
Utilities	20,948,083	$5,949,645	—	26,897,728
Convertible preferred stocks	1,979,516	—	—	1,979,516
Master limited partnerships	10,660,116	—	—	10,660,116

Total long-term investments	$365,449,882	$5,949,645	—	$371,399,527

Short-term investments†	—	14,366,000	—	14,366,000

Total investments	$365,449,882	$20,315,645	—	$385,765,527

†	See Schedule of Investments for additional detailed categorizations.

For the period ended March 31, 2014, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Portfolio’s policy is to recognize transfers between levels as of the end of the reporting period. At March 31, 2014, securities valued at $5,949,645 were temporarily transferred from Level 1 to Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Master limited partnerships. Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake

Notes to Schedule of Investments (unaudited) (continued)

in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$110,518,290
Gross unrealized depreciation	(1,121,339)

Net unrealized appreciation	$109,396,951

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31, 2014, the Portfolio did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 23, 2014

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 23, 2014